LINCOLN BENEFIT LIFE COMPANY

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	Lincoln Benefit Life Company (“Lincoln Benefit”)

Lincoln Benefit Life Variable Life Account (File No. 811-09154)

Registration Statement on Form N-6 (File No. 333-148224)

Commissioners:

Lincoln Benefit and the principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the Commission declare the enclosed Registration Statement effective on May 1, 2008, or as soon prior to or thereafter as practicable.

To our knowledge, no distribution of copies of the Registration Statement or the prospectus has been made to prospective investors. Distributions there of have been made only for purposes of internal use by Lincoln Benefit and for regulatory filings.

We acknowledge that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Lincoln Benefit and the principal underwriter represent that their request is consistent with the public interest and the protection of investors.

Very truly yours,

Lincoln Benefit Life Company	ALFS, Inc.